Employee Benefits - Benefit Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefit Plan
Percentage of participant's contribution matched by Company	100.00%
Company contributions	$ 1,300	$ 1	$ 798
Maximum
Benefit Plan
Percentage of participant's salary matched by Company	6.00%